CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	$ 5,915	$ 15,290
Liabilities	344,625	341,011
Properties, Plants and equipment [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(1,006,814)	(1,128,225)
Liabilities	81,326	80,468
Assets by right of use [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	249,462	715,440
Liabilities	(45)	(68)
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(88,172)	(44,605)
Liabilities	10	10
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(20,563)	111,468
Liabilities	69,519	74,047
Revaluation of financial instruments [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	2,438	(16,575)
Liabilities
Tax losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	852,654	358,284
Liabilities	(94,005)	(87,378)
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets
Liabilities	270,512	254,155
Other [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	16,910	19,503
Liabilities	$ 17,308	$ 19,777